RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details)	9 Months Ended
Sep. 30, 2022
Presentation of leases for lessee [Abstract]
Lease term	3 years 9 months 18 days
Incremental borrowing rate	6.00%
Additional lease term	12 months
Incremental borrowing rate (IBR)	12.00%